Depreciation, amortization and impairment - Schedule of Depreciation, Amortization and Impairment Expenses Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation Amortization And Imapirment [Abstract]
Depreciation and impairment of property, plant and equipment (see Note 12)	$ 21,174	$ 17,105	$ 14,353
Depreciation of right of use assets (see Note 13)	14,485	13,377	8,913
Amortization and impairment of intangible assets (see Note 15)	2,192	819	2,723
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 37,851	$ 31,301	$ 25,989